[Paul, Hastings, Janofsky & Walker LLP LETTERHEAD]

(212) 318-6053
keithpisani@paulhastings.com

May 15, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    The Smith & Wollensky Restaurant Group, Inc.

Ladies and Gentlemen:

On behalf of our client, The Smith & Wollensky Restaurant Group, Inc. (the “Company”), we enclose the Company’s Schedule 13E-3 (the “Schedule 13E-3”), which it is jointly filing with Alan N. Stillman. The Schedule 13E-3 is being filed concurrently with the Company’s preliminary proxy statement on Schedule 14A.

Please contact the undersigned at the number above with any comments or questions.

Sincerely,

/s/ Keith D. Pisani

Keith D. Pisani
for PAUL, HASTINGS, JANOFSKY & WALKER LLP